SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING [Abstract]
Net Revenues by Geographic Region
In millions of $	For the year ended December 31,
	2014	2015	2016

USA	59.3	519.4	1,251.2
South Korea	327.7	204.6	155.4
Japan	55.4	192.5	284.0
UK	111.1	187.5	17.9
The PRC	3.9	140.9	126.0
India	3.7	128.2	231.8
Turkey	0.3	120.3	178.4
Australia	12.4	73.0	44.5
Spain	0.6	59.0	0.1
Germany	67.4	42.6	43.7
France	45.6	35.8	10.1
Chile	-	23.4	0.2
Italy	18.0	16.0	7.5
Canada	5.7	13.0	11.8
Belgium	1.0	9.6	-
Switzerland	13.2	9.2	0.2
Malaysia	3.1	8.6	16.1
Israel	-	4.9	11.2
Mexico	-	1.3	0.3
South Africa	-	0.6	0.1
Portugal	28.9	0.5	-
Greece	0.6	0.3	-
Netherlands	0.7	0.3	1.6
Austria	4.7	-	-
Cyprus	0.2	-	-
Uruguay	-	-	12.3
Senegal	-	-	9.8
Zimbabwe	-	-	3.4
Others	9.6	9.3	8.3

Total net revenue	773.1	1,800.8	2,425.9

Total Net Revenue by Major Customers
In millions of $	For the year ended December 31,
	2014	2015	2016

Hanwha Corporation	340.8	*	*
Hanwha Q CELLS Japan Co., Ltd.	*	193.4	284.0
NextEra Energy Resources, LLC	*	*	808.7
* Less than 10%